Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income tax
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 621	$ 470
Taxable temporary differences: Retained earnings of subsidiaries which the Parent Entity does not intend to distribute in the foreseeable future	$ 369	$ 55
Minimum
Income tax
Australian company tax rate (as a percent)	15.00%	15.00%
Maximum
Income tax
Australian company tax rate (as a percent)	30.00%	30.00%
Parent Entity
Unrecognised deferred tax balances
Deductible temporary differences: Tax losses on revenue account	$ 607	$ 454